Financial assets and liabilities at fair value - Narrative (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 SEK (kr)	Dec. 31, 2025 SEK (kr)
Disclosure of detailed information about financial instruments [line items]
Transfers into Level 3 of fair value hierarchy, assets		kr 0
Transfers into Level 3 of fair value hierarchy, liabilities		kr 0
Sensitivity, correlations maximum positive relationship	1
Sensitivity correlations maximum negative relationship	(1)
Correlation input
Disclosure of detailed information about financial instruments [line items]
Sensitivity, input depreciation, assets	0.12
Sensitivity, input appreciation, assets	0.12
Sensitivity, input depreciation, liabilities	0.12
Sensitivity, input appreciation, liabilities	0.12
Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Sensitivity, input depreciation, assets	0.10%
Sensitivity, input appreciation, assets	0.10%
Sensitivity, input appreciation, liabilities	0.10%
Sensitivity, input depreciation, liabilities	0.10%
Debt securities issued
Disclosure of detailed information about financial instruments [line items]
Transfers from Level 3	kr 346,000,000
Derivatives
Disclosure of detailed information about financial instruments [line items]
Transfers from Level 3	58,000,000
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	kr 128,000,000